Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 202/387-5400              Fax:  949/673-4525

                    June 20, 2013


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Canyonwalk Acquisition Corporation

Gentlemen:

     I attach for filing the registration on Form 10-12g for Canyonwalk Acquisition Corporation. We are simultaneously filing four additional identical registration statements on Forms 10-12g namely:
                  	Creekwalk Acquisition Corporation
			Glenwalk Acquisition Corporation
			Mountainwalk Acquisition Corporation
			Oceanwalk Acquisition Corporation

     These registration statements are filed by Tiber Creek
Corporation, a majority shareholder, which maintains non-operating reporting companies to be used from time to time as part of its services in assisting companies in becoming public. Some companies that Tiber Creek assists will choose to file a registration statement directly and others choose to merge with a reporting company. Tiber Creek assists them in becoming a public company, locating brokers, and establishing a market.

     This registration statement is substantially identical
in all but names and updated dates of registration statements
on Forms 10-12g that we have previously filed with you.   Those
earlier registration statements have been reviewed and amended pursuant to the comments received and subsequently effective with no further comments.

     In that light, since this registration statement, and the others filed simultaneously herewith, have been peviously reviewed and accepted, we ask that this filing be given limited or no review.


                         Sincerely,



                         /s/ James Cassidy

			  Cell phone:  202-744-2929